Identifiable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Identifiable Intangible Assets
Identifiable intangible assets consisted of the following:

	Gross carrying amount net of impairment		Accumulated amortization		Net carrying amount
	December 31,
	2025	2024	2025	2024	2025	2024
	(U.S. $ in millions)
Product rights	$16,308	$15,915	$12,990	$11,998	$3,318	$3,917
Trade names	597	568	340	300	257	268
In-process research and development (IPR&D)	206	233	—	—	206	233

Total	$17,111	$16,716	$13,330	$12,298	$3,781	$4,418